Computation of Potential Dilutive Shares for Period (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Mindray shareholders	$ 180,209	$ 166,629	$ 155,466
Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	115,254,095	113,638,024
Basic earnings per share	$ 1.54	$ 1.45	$ 1.37
Numerator
Net income attributable to Mindray shareholders	$ 180,209	$ 166,629	$ 155,466
Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	115,254,095	113,638,024
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,065,791	3,195,756	3,943,172
Weighted-average ordinary shares outstanding, diluted	119,815,004	118,449,851	117,581,196
Diluted earnings per share	$ 1.50	$ 1.41	$ 1.32